Taxes on Income (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items]
Percentage of tax rate		23.00%	23.00%	23.00%
Maximum [Member]
Taxes on Income [Line Items]
Percentage of tax rate	35.00%
Minimum [Member]
Taxes on Income [Line Items]
Percentage of tax rate	21.00%
Jeffs’ Brands {Member]
Taxes on Income [Line Items]
Percentage of tax rate		23.00%	23.00%	23.00%
Gix Media and Cortex Media [Member]
Taxes on Income [Line Items]
Percentage of tax rate		12.00%	12.00%	12.00%